Balance Sheets (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	1,150,000
Preferred stock, par value	1,150,000	1,150,000
Preferred stock, shares issued	1,146,138	1,146,138
Preferred stock, shares outstanding	1,146,138	1,146,138
Aggregate liquidation preference shares (in Dollars)	$ 15.4	$ 7.8
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	2,300,000
Common stock, shares outstanding	3,200,000	3,200,000